EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 28, 2015
Property, Plant and Equipment [Abstract]
Equipment
	Estimated Useful lives	May 31, 2015	February 28, 2015
Research equipment	7 years	$538,836	$548,991
Computer and software equipment	5 years	73,704	73,704
		612,540	622,695
Accumulated depreciation and amortization		(98,053)	(96,089)
Equipment, net		$514,487	$526,606

Equipment consists of the following:

	Estimated Useful lives	February 28, 2015	February 28, 2014
Research equipment	7 years	$548,991	$165,537
Computer and software equipment	5 years	73,704	72,909
		622,695	238,446
Accumulated depreciation and amortization		(96,089)	(34,192)
Equipment, net		$526,606	$204,254

Capital lease obligations
Period Ending May 31,
2016	$92,340
2017	123,120
2018	61,560
277,020
Less: amount representing interest	31,377
Capital lease obligations	245,643
Less: current portion	102,773
Noncurrent	$142,870

Capital lease obligation and future payments of capital lease obligations as of February 28, 2015 were as follows:

Year Ending February 28,
(In thousands)
2016	$123,120
2017	123,120
2018	61,560
307,800
Less: amount representing interest	38,159
Capital lease obligations	269,641
Less: current portion	99,965
Noncurrent	$169,676